Fair value	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Fair value
30.	Fair value

(a)	Financial instruments measured at their fair value and fair value hierarchy
The following table presents an analysis of the financial instruments that are measured at their fair value, including the level of hierarchy of fair value. The amounts are based on the balances presented in the consolidated statement of financial position:

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Financial investments
At fair value through profit or loss (*)	329,609	344,155	882,776	1,556,540
Debt instruments measured at fair value through other comprehensive income	11,779,535	9,132,649	—	20,912,184
Equity instruments measured at fair value through other comprehensive income	397,247	10,541	37,090	444,878
Derivatives receivable	—	158,101	—	158,101

	12,506,391	9,645,446	919,866	23,071,703

Accrued interest				334,385

Total financial assets				23,406,088

Financial liabilities
Derivatives payable	—	145,395	—	145,395

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Financial investments
At fair value through profit or loss (*)	428,739	564,559	939,695	1,932,993
Debt instruments measured at fair value through other comprehensive income	9,946,427	6,770,090	—	16,716,517
Equity instruments measured at fair value through other comprehensive income	464,556	10,188	38,140	512,884
Derivatives receivable	—	515,800	—	515,800

	10,839,722	7,860,637	977,835	19,678,194

Accrued interest				322,425

Total financial assets				20,000,619

Financial liabilities
Derivatives payable	—	297,038	—	297,038

(*)	As of December 31, 2023 and 2022, correspond mainly to participations in mutual funds and investment funds.

Financial assets included in Level 1 are those measured on the basis of information that is available on the market, to the extent that their quoted prices reflect an active and liquid market and that are available in some centralized trading mechanism, trading agent, price supplier or regulatory entity.
Financial instruments included in Level 2 are valued based on the market prices of other instruments with similar characteristics or with financial valuation models based on information of variables observable in the market (interest rate curves, price vectors, etc.).
Financial assets included in Level 3 are valued by using assumptions and data that do not correspond to prices of operations traded on the market. The valuation requires Management to make certain assumptions about the model variables and data, including the forecast of cash flow, discount rate, credit risk and volatility.
During 2023, there were transfers of certain financial instruments from Level 1 to Level 2 for an amount of S/32,577,000, because they stopped being actively traded during the year, and consequently, fair values were obtained by using observable market data. Likewise, during 2023, there were transfers of certain financial instruments from Level 2 to Level 1 for an amount of
S/717,011,000. During 2023 and 2022, there were no transfers of financial instruments to or from level 3 to level 1 or level 2.
The table below presents a description of significant unobservable data used in valuation:

	Valuation technique	Significant unobservable inputs	Valuation		Sensitivity of inputs to fair value
			2023	2022
Private Equity Stocks	Net asset value	NAV	Depends on each investment	Depends on each investment	10 percent increase (decrease) in the NAVs would result in increase (decrease) in fair value by S/7,678,000 as of December 31, 2023 and S/7,022,000 as of December 31, 2022.

Private equity funds	Net asset value	NAV	Depends on each investment	Depends on each investment	10 percent increase (decrease) in the NAVs would result in increase (decrease) in fair value by S/80,597,000 as of December 31, 2023 and S/86,944,000 as of December 31, 2022.

Listed shares	Equity method	-	According to price risk	According to price risk	5 percent increase (decrease) of the price would result in increase in fair value of S/1,854,000 as of December 31, 2023 and S/1,907,000 as of December 31, 2022.
The table below includes a reconciliation of fair value measurement of financial instruments classified by the Group within Level 3 of the valuation hierarchy:

	2023	2022
	S/(000)	S/(000)
Initial balance as of January 1	977,835	1,133,763
Purchases	85,777	180,344
Sales	(35,625)	(280,297)
Loss recognized on the consolidated statement of income	(108,121)	(55,975)

Balance as of December 31	919,866	977,835

(b)	Financial instruments not measured at their fair value -
The table below presents the disclosure of the comparison between the carrying amounts and fair values of the Group’s financial instruments that are not measured at their fair value, presented by level of fair value hierarchy:

	As of December 31, 2023					As of December 31, 2022
	Level 1	Level 2	Level 3	Fair value	Book value	Level 1	Level 2	Level 3	Fair value	Book value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	—	9,818,711	—	9,818,711	9,818,711	—	13,193,411	—	13,193,411	13,193,411
Inter-bank funds	—	524,915	—	524,915	524,915	—	296,119	—	296,119	296,119
Investments at amortized cost	3,277,672	80,042	—	3,357,714	3,474,004	2,949,507	—	—	2,949,507	3,302,779
Loans, net	—	44,737,995	—	44,737,995	46,520,382	—	42,932,260	—	42,932,260	45,502,998
Due from customers on acceptances	—	40,565	—	40,565	40,565	—	45,809	—	45,809	45,809
Other accounts receivable and other assets, net	—	1,246,480	—	1,246,480	1,246,480	—	919,767	—	919,767	919,767
Reinsurance contract assets	—	26,287	—	26,287	26,287	—	34,053	—	34,053	34,053

Total	3,277,672	56,474,995	—	59,752,667	61,651,344	2,949,507	57,421,419	—	60,370,926	63,294,936

Liabilities
Deposits and obligations	—	49,394,868	—	49,394,868	49,188,234	—	48,464,095	—	48,464,095	48,530,708
Inter-bank funds	—	119,712	—	119,712	119,712	—	30,012	—	30,012	30,012
Due to banks and correspondents	—	9,028,209	—	9,028,209	9,025,930	—	6,859,664	—	6,859,664	7,100,646
Bonds, notes and other obligations	4,587,631	708,643	—	5,296,274	5,551,629	6,447,282	990,545	—	7,437,827	7,906,303
Due from customers on acceptances	—	40,565	—	40,565	40,565	—	45,809	—	45,809	45,809
Insurance and reinsurance contract liabilities	—	12,207,536	—	12,207,536	12,207,536	—	11,231,321	—	11,231,321	11,231,321
Other accounts payable and other liabilities	—	3,056,196	—	3,056,196	3,056,196	—	2,533,292	—	2,533,292	2,533,292

Total	4,587,631	74,555,729	—	79,143,360	79,189,802	6,447,282	70,154,738	—	76,602,020	77,378,091

The methodologies and assumptions used to determine fair values depend on the terms and risk characteristics of each financial instrument and they include the following:

(i)
Long-term fixed-rate and variable-rate loans are assessed by the Group based on parameters such as interest rates, specific country risk factors, individual creditworthiness of the customer and the risk characteristics of the financed project. Based on this evaluation, allowances are taken into account for the estimated losses of these loans. As of December 31, 2023 and 2022, the book value of loans, net of allowances, was not significantly different from the calculated fair values.

(ii)
Instruments whose fair value approximates their book value: For financial assets and financial liabilities that are liquid or have short-term maturity (less than 3 months) it is assumed that the carrying amounts approximate to their fair values. This assumption is also applied to demand deposits, savings accounts without a specific maturity and variable-rate financial instruments.

(iii)
Fixed-rate financial instruments: The fair value of fixed-rate financial assets and financial liabilities at amortized cost is determined by comparing market interest rates when they were first recognized with current market rates related to similar financial instruments for their remaining term to maturity. The fair value of fixed-interest-rate deposits is based on discounted cash flows using market interest rates for financial instruments with similar credit risk and maturity. For quoted debt issued, the fair value is determined based on quoted market prices. When quotations are not available, a discounted cash flow model is used based on the yield curve of the appropriate interest rate for the remaining term to maturity.